UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F HR A
FORM 13F HR A COVER PAGE

REPORT FOR THE QUARTER ENDED December 31, 2009
RESTATEMENT AMENDMENT SUBMISSION OF 13F HOLDINGS REPORT
BY PACWEST FINANCIAL MANAGEMENT INC.
1643 E. BETHANY HOME RD.
PHOENIX, ARIZONA 85016
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THE INSTITUTIONAL MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED
HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS SUBMISSION.
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ELLIOT KAUFFMAN
CHIEF COMPLIANCE OFFICER
602-997-8882
PHOENIX, ARIZONA
December 31, 2009

FORM 13F HR A SUMMARY PAGE
REPORT SUMMARY
NO OTHER MANAGERS
FORM 13F INFORMATION TABLE ENTRY TOTAL: 84
FORM 13F INFORMATION TABLE VALUE TOTAL: $91,894,233.84

	FORM 13F-HR/A INFORMATION TABLE
	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES	SH/	INVSTMT	OTHER	VOTING AUTHORITY
				(X$1000)	PRN AMT	PRN	DSCRETN	MANAGERS	SOLE	NONE
ACAS             	American Capital Ltd              	COM            	02503Y 10 3     	 124 	 50,650 				 50,650
ACN              	Accenture Ltd Cl A                	SHS CL A	G1150G 11 1       	 1,830 	 44,085 				 44,085
APH              	Amphenol Corp       Cl A          	CL A	032095 10 1     	 1,420 	 30,755 				 30,755
AXP              	American Express Company          	COM            	025816 10 9     	 1,232 	 30,410 				 30,410
BHP              	BHP Billiton Ltd.                 	COM            	088606 10 8     	 1,760 	 22,985 				 22,985
BRKB             	Berkshire Hathaway Cl B           	CL B	084670 20 7     	 3,444 	 1,048 				 1,048
CBG              	C B Richard Ellis Group           	CL A	12497T 10 1     	 224 	 16,525 				 16,525
CDVT             	Card Activation Tech              	EQ            	14139L108       	 13 	 100,000 				 100,000
CHK              	Chesapeake Energy Corp            	COM            	165167 10 7	 237 	 9,150 				 9,150
COP              	Conocophillips                    	COM            	20825C 10 4     	 1,045 	 20,456 				 20,456
COST             	Costco Companies Inc              	COM            	22160Q AC 6     	 1,238 	 20,923 				 20,923
CSCO             	Cisco Systems Inc                 	COM            	17275R 10 2     	 1,579 	 65,937 				 65,937
CVD              	Covance                           	COM            	222816 10 0	 834 	 15,280 				 15,280
CVS              	C V S Corp Del                    	COM            	126650 10 0	 1,562 	 48,482 				 48,482
CVX              	Chevron-Texaco Corp               	COM            	166764 10 0     	 1,055 	 13,698 				 13,698
DVN              	Devon Energy Corp New             	COM            	25179M 10 3     	 912 	 12,405 				 12,405
EEM              	Ishares Tr Msci Emerging Mkts     	MSCI EMERG MKT	464287 23 4     	 1,699 	 40,950 				 40,950
EFA              	Ishares Tr  MSCI EAFE Index Fu    	MSCI EAFE IDX	464287 46 5     	 317 	 5,735 				 5,735
EMR              	Emerson Electric Co               	COM            	291011 10 4     	 1,130 	 26,525 				 26,525
EWC              	Ishares Inc Msci    Canada Ind    	COM            	464286 50 9     	 1,617 	 61,405 				 61,405
EXPD             	Expeditors Intl Wash              	COM            	302130 10 9     	 570 	 16,400 				 16,400
FAST             	Fastenal Co                       	COM            	311900 10 4     	 1,124 	 27,000 				 27,000
FXI              	Ishares Tr China 25               	COM            	464287 18 4     	 1,611 	 38,110 				 38,110
GD               	General Dynamics Corp             	COM            	369550 10 8	 1,016 	 14,905 				 14,905
GE               	General Electric Company          	COM            	369604 10 3     	 800 	 52,863 				 52,863
GME              	Gamestop Corp New Cl A            	COM            	36467W 10 9       	 661 	 30,130 				 30,130
GS               	Goldman Sachs Group Inc           	COM            	38141G 10 4       	 1,409 	 8,343 				 8,343
IBM              	Intl Business Machines            	COM            	459200 10 1     	 2,423 	 18,511 				 18,511
IDXX             	Idexx Labs Corp                   	COM            	45168D 10 4     	 911 	 17,050 				 17,050
IEI              	iShares 3-7 Yr Treasuries         	BARCLYS 3-7 YR	464288 66 1	 1,245 	 11,298 				 11,298
IJR              	Ishares Tr S&P Smallcap           	S&P SMLCAP 600	464287 80 4     	 1,518 	 27,741 				 27,741
ILF              	Ishares S&P Latin Amer 40         	S&P LTN AM 40	464287 39 0	 1,701 	 35,585 				 35,585
INTC             	Intel Corp                        	COM            	458140 10 0     	 1,662 	 81,472 				 81,472
ITW              	Illinois Tool Works Inc           	COM            	452308 10 9     	 1,026 	 21,377 				 21,377
IVV              	Ishares TRUST S&P                 	S&P 500 INDEX	464287 20 0     	 597 	 5,335 				 5,335
JCI              	Johnson Controls Inc              	COM            	478366 10 7     	 864 	 31,710 				 31,710
JEC              	Jacobs Engineering Group          	COM            	469814 10 7     	 1,105 	 29,375 				 29,375
JNJ              	Johnson & Johnson                 	COM            	478160 10 4     	 2,818 	 43,756 				 43,756
KMX              	Carmax Inc                        	COM            	143130 10 2	 439 	 18,100 				 18,100
LUK              	Leucadia National Corp            	COM            	527288 10 4	 516 	 21,700 				 21,700
MCD              	Mc Donalds Corp                   	COM            	580135 10 1     	 1,597 	 25,571 				 25,571
MCO              	Moodys Corp                       	COM            	615369 10 5	 260 	 9,700 				 9,700
MDT              	Medtronic Inc                     	COM            	585055 10 6     	 926 	 21,050 				 21,050
MHK              	Mohawk Industries Inc             	COM            	608190 10 4     	 834 	 17,527 				 17,527
MKL              	Markel Corp                       	COM            	570535 10 4     	 491 	 1,445 				 1,445
MLM              	Martin Marietta Matrls            	COM            	573284 10 6     	 1,265 	 14,147 				 14,147
MMM              	3M Company                        	COM            	88579Y 10 1     	 272 	 3,295 				 3,295
MSFT             	Microsoft Corp                    	COM            	594918 10 4     	 1,490 	 48,878 				 48,878
MTW              	Manitowoc Inc                     	COM            	563571 10 8	 227 	 22,795 				 22,795
NE               	Noble Drilling Corp               	COM            	655044 10 5	 1,740 	 42,755 				 42,755
NTRS             	Northern Trust                    	COM            	665859 10 4	 368 	 7,015 				 7,015
NUE              	Nucor Corp                        	COM            	670346 10 5	 776 	 16,625 				 16,625
NVO              	Novo-Nordisk A-S Adr              	ADR	670100 20 5     	 1,055 	 16,520 				 16,520
ORCL             	Oracle Corporation                	COM            	68389X 10 5     	 550 	 22,405 				 22,405
ORLY             	O Reilly Automotive Inc           	COM            	686091 10 9     	 454 	 11,900 				 11,900
OXY              	Occidental Pete Corp              	COM            	674599 10 5     	 1,298 	 15,950 				 15,950
PCAR             	Paccar Inc                        	COM            	693718 10 8	 408 	 11,250 				 11,250
PCP              	Precision Castparts Corp          	COM            	740189 10 5	 1,235 	 11,190 				 11,190
PEG              	Pub Svc Ent Group Inc             	COM            	744573 10 6     	 899 	 27,050 				 27,050
PEP              	Pepsico Incorporated              	COM            	713448 10 8     	 1,454 	 23,914 				 23,914
PFE              	Pfizer Incorporated               	COM            	717081 10 3     	 1,636 	 89,957 				 89,957
PG               	Procter & Gamble Co               	COM            	742718 10 9     	 1,802 	 29,725 				 29,725
PX               	Praxair Inc                       	COM            	74005P 10 4     	 987 	 12,293 				 12,293
QCOM             	Qualcomm Inc                      	COM            	747525 10 3     	 647 	 13,977 				 13,977
RAVN             	Raven Inds Inc                    	COM            	754212 10 8	 941 	 29,700 				 29,700
RIG              	Transocean Sedco Forex            	SHS	G90073 10 0     	 1,138 	 13,749 				 13,749
RY               	Royal Bank Of Canadacom Npv       	COM            	780087 10 2	 1,031 	 19,250 				 19,250
SHY              	Ishares 1 - 3 Year US Treasury    	BARCLY USAGG B	464287 22 6     	 917 	 11,055 				 11,055
SLB              	Schlumberger Ltd                  	COM            	806857 10 8     	 1,669 	 25,639 				 25,639
SYK              	Stryker Corp                      	COM            	863667 10 1     	 1,961 	 38,935 				 38,935
T                	AT&T, Inc.                        	COM            	00206R 10 2       	 1,301 	 46,422 				 46,422
TEVA             	Teva Pharm Inds Ltd Adrf          	ADR	881624 20 9	 775 	 13,790 				 13,790
TGT              	Target Corporation                	COM            	87612E 10 6     	 239 	 4,941 				 4,941
TJX              	T J X Cos Inc                     	COM            	872540 10 9     	 1,022 	 27,965 				 27,965
USB              	U S Bancorp Del New               	COM            	902973 30 4     	 1,394 	 61,934 				 61,934
UTX              	United Technologies Corp          	COM            	913017 10 9     	 2,157 	 31,076 				 31,076
VWO              	Vanguard Intl Eq Indx Fd          	EMR MKT ETF	922042 85 8	 210 	 5,120 				 5,120
VZ               	Verizon Communications            	COM            	92343V 10 4     	 1,087 	 32,799 				 32,799
WAG              	Walgreen Company                  	COM            	931422 10 9     	 648 	 17,655 				 17,655
WFC              	Wells Fargo & Co New              	COM            	949746 10 1     	 1,385 	 51,310 				 51,310
WFR              	Memc Electronics    Materials     	COM            	552715 10 4	 286 	 21,020 				 21,020
WLP              	Wellpoint Hlth Ntwks New          	COM            	94973V 10 7       	 657 	 11,270 				 11,270
WMT              	Wal-Mart Stores Inc               	COM            	931142 10 3     	 586 	 10,968 				 10,968
XOM              	Exxon Mobil Corporation           	COM            	30231G 10 2     	 2,535 	 37,177 				 37,177

				 91,894
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